Expenses (Details) - USD ($)		12 Months Ended
	Apr. 11, 2023	Mar. 31, 2023	Mar. 31, 2022
Expenses [Line Items]
Cost of revenue		$ 13,884,291	$ 17,722
Costs of material			$ 17,722
Employees service gratuity		5 years
Gratuity payable on retirement		15 years
Final damages of Skyline	$ 130,000